Stock-based compensation - Summary of Additional Information PSUs Awarded (Details)	12 Months Ended
Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Targeted number of awards	512,663
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	0
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	2,692,619
Awards with grant date and measurement date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Targeted number of awards	219,713
Weighted average fair value per share | $ / shares	$ 23.01
Awards with grant date and measurement date [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	0
Awards with grant date and measurement date [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	439,426
Awards without a grant date and measurement date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Targeted number of awards	512,663
Weighted average fair value per share | $ / shares	$ 23.01
Awards without a grant date and measurement date [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	0
Awards without a grant date and measurement date [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of shares that may be issued	1,025,326